NET INCOME FROM CONTRACTS WITH CUSTOMERS (Tables)	12 Months Ended
Dec. 31, 2025
Income from contract with customers [abstract]
Schedule of income and expenses for commissions and fees

	December 31,		December 31,		December 31,
Income from commissions and fees	2025		2024 (1)		2023 (1)
Banking service fees	Ps.	1,733,348	Ps.	1,614,067	Ps.	1,545,111
Pension and severance fund management		1,282,053		1,174,608		978,504
Credit card fees		935,349		962,774		987,129
Trust activities and portfolio management services		569,710		495,929		463,194
Bonded warehouse services		203,814		181,804		188,191
Office network services		20,228		16,289		21,638
Commissions on transfers, checks and checkbooks		17,652		20,122		22,941
Other commissions		22,071		12,011		9,056
Total income from commissions and fees	Ps.	4,784,225	Ps.	4,477,604	Ps.	4,215,764

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(1) The information was modified based on MFG's discontinued operation; see note 13.B.

	December 31,		December 31,		December 31,
Expenses from commissions and fees	2025		2024 (1)		2023 (1)
Banking services	Ps.	(626,545)	Ps.	(586,332)	Ps.	(588,109)
Commissions for sales and services		(369,614)		(294,145)		(250,460)
Fees paid to pension funds sales force		(73,338)		(66,431)		(70,335)
Information processing services of operators		(36,028)		(33,079)		(29,905)
Offices network services		(6,108)		(9,796)		(20,147)
Other		(12,547)		(11,842)		(15,294)
Total expenses from commissions and fees	Ps.	(1,124,180)	Ps.	(1,001,625)	Ps.	(974,250)
Net income from commissions and fees	Ps.	3,660,045	Ps.	3,475,979	Ps.	3,241,514

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(1) The information was modified based on MFG's discontinued operation; see note 13.B.

Schedule of incomes and cost for goods and services

	December 31,		December 31,		December 31,
Income from sales of goods and services	2025		2024		2023
Energy and gas	Ps.	6,842,019	Ps.	6,908,922	Ps.	6,158,616
Infrastructure		2,251,323		2,950,048		3,954,197
Hotels		732,535		631,218		598,895
Agribusiness		302,811		309,868		296,804
Other services		268,106		248,544		215,044
Total income from sales of goods and services (*)	Ps.	10,396,794	Ps.	11,048,600	Ps.	11,223,556

(*) See note 31.6, to see income by country.

	December 31,		December 31,		December 31,
Costs and expenses of sales goods and services	2025		2024		2023
Cost of sales from companies from non-financial sector	Ps.	(5,867,868)	Ps.	(6,204,773)	Ps.	(5,799,721)
General and administrative expenses		(913,614)		(940,823)		(989,313)
Personnel expenses		(763,423)		(698,859)		(607,894)
Amortization of intangible assets		(443,827)		(432,600)		(353,305)
Depreciation of tangible assets		(104,209)		(87,647)		(90,344)
Allowance for impairment of loans and receivables		(56,497)		(71,157)		(51,035)
Commissions and fees expenses		(54,023)		(49,826)		(39,466)
Depreciation of right of use assets		(47,263)		(41,732)		(37,031)
Donations expenses		(37,328)		(21,034)		(19,858)
Employee bonuses		(17,123)		(15,134)		(14,376)
Labor severances		(3,899)		(7,660)		(3,254)
Total costs and expenses of sales goods and services	Ps.	(8,309,074)	Ps.	(8,571,245)	Ps.	(8,005,597)
Gross profit from sales of goods and services	Ps.	2,087,720	Ps.	2,477,355	Ps.	3,217,959